22. RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Payable to officers and a director of the Company	$ 374,232	$ 377,157
Postemployment Benefits, Period Expense	$ 0	$ 0